6. PREPAID EXPENSE	6 Months Ended
Jun. 30, 2015
Prepaid Expense [Abstract]
Prepaid Expense	NOTE 6 – PREPAID EXPENSE As of June 30, 2015, the company had short term prepaid expense of $84,355. The prepaid expense is used for legal and audit related expenses and other G&A expenses.